AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 91.6%
Affiliated Mutual Funds — 9.0%
AST High Yield Portfolio*	303,826	$3,220,555
AST Large-Cap Core Portfolio*	137,126	3,252,618
PGIM Select Real Estate Fund (Class R6)	235,798	2,506,536

Total Affiliated Mutual Funds (cost $9,295,198)(wd)		8,979,709
Common Stocks — 19.2%
Aerospace & Defense — 0.0%
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	32,098	50,634
Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	1,380	41,593
DSV A/S (Denmark)	3,067	359,291
		400,884
Auto Components — 0.0%
Hankook Tire & Technology Co. Ltd. (South Korea)	1,899	46,352
Automobiles — 0.2%
Astra International Tbk PT (Indonesia)	127,500	55,176
Bayerische Motoren Werke AG (Germany)	665	45,072
Hyundai Motor Co. (South Korea)	375	45,764
Kia Corp. (South Korea)	973	48,428
Volkswagen AG (Germany)	38	6,193
		200,633
Banks — 1.9%
Agricultural Bank of China Ltd. (China) (Class H Stock)	189,000	56,567
Akbank TAS (Turkey)	114,130	69,419
Banco do Brasil SA (Brazil)	13,100	93,375
Bank Hapoalim BM (Israel)	5,385	45,457
Bank Leumi Le-Israel BM (Israel)	5,982	51,091
Bank of China Ltd. (China) (Class H Stock)	167,000	54,541
Bank of Communications Co. Ltd. (China) (Class H Stock)	93,000	49,027
Barclays PLC (United Kingdom)	50,105	79,724
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	242,000	96,036
China Construction Bank Corp. (China) (Class H Stock)	95,000	54,834
China Everbright Bank Co. Ltd. (China) (Class H Stock)	44,000	12,081
Haci Omer Sabanci Holding A/S (Turkey)	45,674	63,361
Hana Financial Group, Inc. (South Korea)	3,196	78,478
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	112,000	52,540
Industrial Bank of Korea (South Korea)	52,127	344,719
KB Financial Group, Inc. (South Korea)	2,620	79,120
Mizrahi Tefahot Bank Ltd. (Israel)	1,335	46,737
NatWest Group PLC (United Kingdom)	19,213	47,854
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Shinhan Financial Group Co. Ltd. (South Korea)	3,264	$75,820
Standard Chartered PLC (United Kingdom)	5,994	37,490
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	13,877	5,588
Woori Financial Group, Inc. (South Korea)	49,533	367,594
		1,861,453
Beverages — 0.1%
Diageo PLC (United Kingdom)	1,334	56,153
Capital Markets — 0.7%
Deutsche Bank AG (Germany)	6,027	44,624
Korea Investment Holdings Co. Ltd. (South Korea)	2,225	73,109
Meritz Securities Co. Ltd. (South Korea)	31,938	81,253
Mirae Asset Securities Co. Ltd. (South Korea)	25,116	103,972
NH Investment & Securities Co. Ltd. (South Korea)	13,657	85,250
Nomura Holdings, Inc. (Japan)	10,600	35,116
Partners Group Holding AG (Switzerland)	47	37,825
Samsung Securities Co. Ltd. (South Korea)	4,287	91,260
Singapore Exchange Ltd. (Singapore)	7,500	49,203
UBS Group AG (Switzerland)	3,500	50,778
		652,390
Chemicals — 0.0%
PhosAgro PJSC (Russia) (MOEX)^	1,182	—
PhosAgro PJSC (Russia), GDR (MOEX)^	22	—
PhosAgro PJSC (Russia), GDR (XLON)^	1	—
Yara International ASA (Brazil)	1,289	45,238
		45,238
Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	6,000	51,177
Construction Materials — 0.0%
James Hardie Industries PLC, CDI	2,077	40,798
Containers & Packaging — 0.1%
Klabin SA (Brazil), UTS	25,600	86,277
Diversified Financial Services — 0.1%
Investor AB (Sweden) (Class A Stock)	594	9,102
Meritz Financial Group, Inc. (South Korea)	4,517	65,161
Mitsubishi HC Capital, Inc. (Japan)	700	3,009
ORIX Corp. (Japan)	2,700	37,825
		115,097
A1

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services — 0.7%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	29,766	$48,658
Deutsche Telekom AG (Germany)	2,746	46,741
Hellenic Telecommunications Organization SA (Greece)	27,162	394,409
Nippon Telegraph & Telephone Corp. (Japan)	2,900	78,220
Spark New Zealand Ltd. (New Zealand)	17,003	47,570
Telefonica Deutschland Holding AG (Germany)	18,240	36,878
Telenor ASA (Norway)	4,836	44,260
		696,736
Electric Utilities — 0.3%
Centrais Eletricas Brasileiras SA (Brazil)	400	3,194
CEZ A/S (Czech Republic)	1,350	46,277
Endesa SA (Spain)	1,710	25,683
Enel SpA (Italy)	6,749	27,679
Energisa SA (Brazil), UTS	6,200	48,250
Equatorial Energia SA (Brazil)	9,700	48,299
Iberdrola SA (Spain)	5,080	47,367
PGE Polska Grupa Energetyczna SA (Poland)*	25,320	31,853
Red Electrica Corp. SA (Spain)	3,341	51,270
		329,872
Electronic Equipment, Instruments & Components — 0.3%
AUO Corp. (Taiwan)	101,000	39,859
Foxconn Technology Co. Ltd. (Taiwan)	19,000	27,338
Hon Hai Precision Industry Co. Ltd. (Taiwan)	16,000	51,234
Innolux Corp. (Taiwan)	125,000	36,977
Synnex Technology International Corp. (Taiwan)	36,000	59,636
WPG Holdings Ltd. (Taiwan)	49,000	71,563
Zhen Ding Technology Holding Ltd. (Taiwan)	14,000	46,421
		333,028
Entertainment — 0.1%
Capcom Co. Ltd. (Japan)	2,700	67,979
Nintendo Co. Ltd. (Japan)	1,000	40,334
		108,313
Equity Real Estate Investment Trusts (REITs) — 0.2%
Covivio (France)	263	12,670
Gecina SA (France)	46	3,603
Klepierre SA (France)*	2,728	47,427
RioCan Real Estate Investment Trust (Canada)	3,400	45,830
Unibail-Rodamco-Westfield (France)*	1,024	42,373
		151,903
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing — 1.3%
Alimentation Couche-Tard, Inc. (Canada)	200	$8,052
BIM Birlesik Magazalar A/S (Turkey)	9,524	59,336
Cencosud SA (Chile)	100,352	126,928
Empire Co. Ltd. (Canada) (Class A Stock)	3,900	97,009
George Weston Ltd. (Canada)	1,700	177,993
Jeronimo Martins SGPS SA (Portugal)	10,754	200,276
Koninklijke Ahold Delhaize NV (Netherlands)	4,573	116,481
Loblaw Cos. Ltd. (Canada)	5,400	427,590
Metro, Inc. (Canada)	1,300	65,097
		1,278,762
Food Products — 0.1%
JBS SA	17,300	80,946
WH Group Ltd. (Hong Kong), 144A	75,500	47,485
		128,431
Gas Utilities — 0.1%
Enagas SA (Spain)	2,969	45,957
Naturgy Energy Group SA (Spain)	1,983	45,874
		91,831
Health Care Equipment & Supplies — 0.2%
Hartalega Holdings Bhd (Malaysia)	239,700	85,477
Sri Trang Gloves Thailand PCL (Thailand)(a)	76,800	23,131
Top Glove Corp. Bhd (Malaysia)	373,600	50,087
		158,695
Hotels, Restaurants & Leisure — 0.4%
Lottery Corp. Ltd. (The) (Australia)*	17,160	45,988
OPAP SA (Greece)	33,126	397,262
		443,250
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	8,742	33,040
Berkeley Group Holdings PLC (United Kingdom)	1,361	49,725
Persimmon PLC (United Kingdom)	4,416	60,394
Taylor Wimpey PLC (United Kingdom)	31,850	31,013
		174,172
Independent Power & Renewable Electricity Producers — 0.0%
Engie Brasil Energia SA (Brazil)	6,800	48,620
Industrial Conglomerates — 0.4%
CK Hutchison Holdings Ltd. (United Kingdom)	8,500	46,803
GS Holdings Corp. (South Korea)	1,638	47,420
Industries Qatar QSC (Qatar)	23,372	107,892
Jardine Matheson Holdings Ltd. (Hong Kong)	1,100	55,614
KOC Holding A/S (Turkey)	41,595	101,245

A2

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	50,325	$68,577
		427,551
Insurance — 0.7%
Aegon NV (Netherlands)	12,840	51,039
Ageas SA/NV (Belgium)	1,260	45,954
Assicurazioni Generali SpA (Italy)	3,280	44,786
Aviva PLC (United Kingdom)	19,730	84,619
AXA SA (France)	3,718	81,175
DB Insurance Co. Ltd. (South Korea)	1,221	46,778
Meritz Fire & Marine Insurance Co. Ltd. (South Korea)	3,740	76,560
NN Group NV (Netherlands)	2,642	102,758
Phoenix Group Holdings PLC (United Kingdom)	7,524	43,819
Poste Italiane SpA (Italy), 144A	5,115	38,644
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	352	45,020
		661,152
IT Services — 1.0%
Fujitsu Ltd. (Japan)	900	98,687
HCL Technologies Ltd. (India)	20,480	232,593
Infosys Ltd. (India)	2,827	48,461
Itochu Techno-Solutions Corp. (Japan)	2,100	49,226
Mphasis Ltd. (India)	3,237	82,086
NEC Corp. (Japan)	1,400	44,828
Nomura Research Institute Ltd. (Japan)	3,200	78,154
NTT Data Corp. (Japan)	3,200	41,335
Obic Co. Ltd. (Japan)	400	53,637
Otsuka Corp. (Japan)	1,400	43,662
SCSK Corp. (Japan)	3,300	49,960
Tata Consultancy Services Ltd. (India)	2,297	84,183
Tech Mahindra Ltd. (India)	3,816	46,840
TIS, Inc. (Japan)	3,000	79,649
		1,033,301
Life Sciences Tools & Services — 0.0%
Divi’s Laboratories Ltd. (India)	697	31,556
Machinery — 0.0%
Atlas Copco AB (Sweden) (Class B Stock)	1,824	15,119
Schindler Holding AG (Switzerland)	15	2,260
		17,379
Marine — 0.8%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	4	7,067
AP Moller - Maersk A/S (Denmark) (Class B Stock)	225	408,877
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	6,400	29,180
Nippon Yusen KK (Japan)	2,700	45,829
Orient Overseas International Ltd. (Hong Kong)	1,500	26,105
	Shares	Value

Common Stocks (continued)
Marine (cont’d.)
SITC International Holdings Co. Ltd. (China)	140,000	$256,751
Wan Hai Lines Ltd. (Taiwan)	9,890	20,631
Yang Ming Marine Transport Corp. (Taiwan)	19,000	36,503
		830,943
Media — 0.1%
CyberAgent, Inc. (Japan)	3,800	31,996
Publicis Groupe SA (France)	988	46,814
Vivendi SE (France)	4,985	38,667
		117,477
Metals & Mining — 1.7%
African Rainbow Minerals Ltd. (South Africa)	3,968	53,360
Alrosa PJSC (Russia)^	43,840	—
Anglo American PLC (South Africa)	1,581	47,471
Antofagasta PLC (Chile)	3,175	38,906
ArcelorMittal SA (Luxembourg)	2,428	48,313
BHP Group Ltd. (Australia)	4,668	116,038
BlueScope Steel Ltd. (Australia)	4,235	41,129
Cia Siderurgica Nacional SA (Brazil)	33,700	79,590
Fortescue Metals Group Ltd. (Australia)	12,810	137,520
Glencore PLC (Australia)	9,680	50,869
Impala Platinum Holdings Ltd. (South Africa)	4,836	44,963
Kumba Iron Ore Ltd. (South Africa)	1,841	39,053
Mineral Resources Ltd. (Australia)	1,500	62,962
MMC Norilsk Nickel PJSC (Russia)^	888	—
Northam Platinum Holdings Ltd. (South Africa)*	5,482	47,457
Novolipetsk Steel PJSC (Russia)^	159,030	—
Polyus PJSC (Russia)^	414	—
Rio Tinto Ltd. (Australia)	2,960	179,057
Rio Tinto PLC (Australia)	1,999	108,158
Severstal PAO (Russia)^	27,985	—
Sibanye Stillwater Ltd. (South Africa)	20,301	46,601
South32 Ltd. (Australia)	36,378	86,358
Vale SA (Brazil)	37,885	506,927
		1,734,732
Multiline Retail — 0.0%
Next PLC (United Kingdom)	684	36,304
Oil, Gas & Consumable Fuels — 1.9%
Adaro Energy Indonesia Tbk PT (Indonesia)	679,400	175,205
BP PLC (United Kingdom)	10,890	52,037
ENEOS Holdings, Inc. (Japan)	21,100	68,051
Eni SpA (Italy)	6,014	63,921
Imperial Oil Ltd. (Canada)	1,100	47,628
Inpex Corp. (Japan)	7,300	68,088
LUKOIL PJSC (Russia)^	546	—
OMV AG (Austria)	10,853	392,804
Petroleo Brasileiro SA (Brazil)	27,300	168,425
Repsol SA (Spain)	7,284	83,695
Shell PLC (Netherlands)	3,289	81,593

A3

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Suncor Energy, Inc. (Canada)	1,700	$47,873
TotalEnergies SE (France)	11,435	536,468
United Tractors Tbk PT (Indonesia)	33,300	71,500
		1,857,288
Paper & Forest Products — 0.1%
Mondi PLC (Austria)	3,224	49,529
Suzano SA (Brazil)	4,800	39,748
		89,277
Personal Products — 0.1%
L’Oreal SA (France)	166	53,077
Pharmaceuticals — 0.7%
Bayer AG (Germany)	840	38,703
Dr. Reddy’s Laboratories Ltd. (India)	885	46,846
Ipsen SA (France)	519	48,034
Novartis AG (Switzerland)	621	47,343
Novo Nordisk A/S (Denmark) (Class B Stock)	1,056	105,196
Orion OYJ (Finland) (Class B Stock)	1,540	64,845
Richter Gedeon Nyrt (Hungary)	4,550	77,932
Roche Holding AG	292	95,056
Sun Pharmaceutical Industries Ltd. (India)	4,682	54,376
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	10,300	83,121
		661,452
Professional Services — 0.8%
Randstad NV (Netherlands)	8,120	350,466
Wolters Kluwer NV (Netherlands)	4,875	474,697
		825,163
Real Estate Management & Development — 1.0%
Aldar Properties PJSC (United Arab Emirates)	38,430	43,870
China Jinmao Holdings Group Ltd. (China)	210,000	42,716
China Overseas Land & Investment Ltd. (China)	19,000	49,429
CK Asset Holdings Ltd. (Hong Kong)	9,000	54,031
Country Garden Holdings Co. Ltd. (China)	167,000	38,577
Emaar Properties PJSC (United Arab Emirates)	51,057	80,115
Hang Lung Properties Ltd. (Hong Kong)	15,000	24,632
Henderson Land Development Co. Ltd. (Hong Kong)	15,900	44,523
Hongkong Land Holdings Ltd. (Hong Kong)	8,200	36,031
Hopson Development Holdings Ltd. (China)	35,420	36,882
Land & Houses PCL (Thailand)	246,600	57,948
New World Development Co. Ltd. (Hong Kong)	16,000	45,442
Sino Land Co. Ltd. (Hong Kong)	52,000	68,397
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Sun Hung Kai Properties Ltd. (Hong Kong)	4,000	$44,145
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	21,000	156,965
Swire Properties Ltd. (Hong Kong)	8,400	18,071
Wharf Holdings Ltd. (The) (China)	13,000	41,574
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	11,000	49,867
Yuexiu Property Co. Ltd. (China)	30,400	36,631
		969,846
Semiconductors & Semiconductor Equipment — 0.2%
ASE Technology Holding Co. Ltd. (Taiwan)	17,000	42,264
MediaTek, Inc. (Taiwan)	2,000	34,513
Nanya Technology Corp. (Taiwan)	18,000	27,584
Novatek Microelectronics Corp. (Taiwan)	6,000	41,065
Realtek Semiconductor Corp. (Taiwan)	4,000	33,768
United Microelectronics Corp. (Taiwan)*	27,000	30,216
		209,410
Software — 0.2%
Nemetschek SE (Germany)	1,489	70,678
Oracle Corp. (Japan)	1,000	53,005
Trend Micro, Inc. (Japan)	1,500	80,794
		204,477
Specialty Retail — 0.5%
Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	46,604	56,334
Industria de Diseno Textil SA (Spain)	3,971	81,948
JUMBO SA (Greece)	3,739	49,782
Kingfisher PLC (United Kingdom)	110,976	270,140
		458,204
Technology Hardware, Storage & Peripherals — 0.6%
Acer, Inc. (Taiwan)	60,000	41,309
Advantech Co. Ltd. (Taiwan)	4,798	44,197
Asustek Computer, Inc. (Taiwan)	10,000	73,329
Canon, Inc. (Japan)	2,300	50,238
Catcher Technology Co. Ltd. (Taiwan)	10,000	54,151
Compal Electronics, Inc. (Taiwan)	91,000	62,051
Inventec Corp. (Taiwan)	21,000	15,096
Lite-On Technology Corp. (Taiwan)	24,000	48,136
Micro-Star International Co. Ltd. (Taiwan)	13,000	43,760
Pegatron Corp. (Taiwan)	27,000	49,556
Ricoh Co. Ltd. (Japan)	6,900	50,523
Wistron Corp. (Taiwan)	65,000	54,228
		586,574
Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group PLC (United Kingdom)	8,728	174,346

A4

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	1,361	$48,802
Imperial Brands PLC (United Kingdom)	2,708	55,684
KT&G Corp. (South Korea)	917	55,369
		159,855
Trading Companies & Distributors — 0.4%
Bunzl PLC (United Kingdom)	1,484	45,341
Ferguson PLC	416	43,151
ITOCHU Corp. (Japan)	1,900	45,862
Marubeni Corp. (Japan)	5,800	50,608
Mitsubishi Corp. (Japan)	2,100	57,436
Mitsui & Co. Ltd. (Japan)	2,500	53,199
Sumitomo Corp. (Japan)	4,500	55,595
		351,192
Water Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	6,300	57,951

Total Common Stocks (cost $25,029,162)		19,099,206
Exchange-Traded Funds — 62.8%
Financial Select Sector SPDR Fund(a)	7,800	236,808
Invesco DB Base Metals Fund*(a)	32,500	581,750
Invesco QQQ Trust Series 1(a)	12,260	3,276,608
Invesco S&P 500 Equal Weight Energy ETF	6,000	366,060
iShares 10-20 Year Treasury Bond ETF	800	87,160
iShares 1-3 Year Treasury Bond ETF	18,400	1,494,264
iShares 20+ Year Treasury Bond ETF	3,600	368,820
iShares 3-7 Year Treasury Bond ETF	14,270	1,630,776
iShares 7-10 Year Treasury Bond ETF(a)	3,750	359,962
iShares Core S&P 500 ETF(a)	58,700	21,052,755
iShares Core U.S. Aggregate Bond ETF	298,100	28,718,954
iShares Russell 2000 ETF(a)	20,600	3,397,352
Materials Select Sector SPDR Fund(a)	2,300	156,423
SPDR S&P 500 ETF Trust(a)	300	107,154
SPDR S&P Biotech ETF*	3,100	245,892
Technology Select Sector SPDR Fund(a)	4,600	546,388

Total Exchange-Traded Funds (cost $74,615,878)		62,627,126
Preferred Stocks — 0.6%
Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	43	2,500
Chemicals — 0.1%
Braskem SA (Brazil) (PRFC A)	14,900	72,479
Electric Utilities — 0.1%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	5,900	49,382
	Shares	Value

Preferred Stocks (continued)
Electric Utilities (cont’d.)
Cia Energetica de Minas Gerais (Brazil) (PRFC)	35,189	$70,387
		119,769
Metals & Mining — 0.3%
Gerdau SA (Brazil) (PRFC)	66,200	299,930
Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	16,200	89,974
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	930	30,209

Total Preferred Stocks (cost $714,373)		614,861

Total Long-Term Investments (cost $109,654,611)		91,320,902
Short-Term Investments — 28.6%
Affiliated Mutual Funds — 28.2%
PGIM Core Ultra Short Bond Fund(wd)	8,163,650	8,163,650
PGIM Institutional Money Market Fund (cost $19,987,761; includes $19,960,460 of cash collateral for securities on loan)(b)(wd)	20,000,943	19,986,942

Total Affiliated Mutual Funds (cost $28,151,411)		28,150,592

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 0.4%
U.S. Treasury Bills
3.201%	12/15/22	30	29,825
2.931%	12/15/22	340	338,024

Total U.S. Treasury Obligations (cost $367,742)				367,849

Total Short-Term Investments (cost $28,519,153)				28,518,441

TOTAL INVESTMENTS—120.2% (cost $138,173,764)				119,839,343

Liabilities in excess of other assets(z) — (20.2)%				(20,115,769)

Net Assets — 100.0%				$99,723,574

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CDI	Chess Depository Interest
EAFE	Europe, Australasia, Far East

A5

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MOEX	Moscow Exchange
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
UTS	Unit Trust Security
XLON	London Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,258,925; cash collateral of $19,960,460 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
9	10 Year U.S. Treasury Notes	Dec. 2022	$1,008,563	$(47,572)
3	Mini MSCI EAFE Index	Dec. 2022	249,090	(33,420)
2	Mini MSCI Emerging Markets Index	Dec. 2022	87,150	(11,754)
22	S&P 500 E-Mini Index	Dec. 2022	3,961,650	(533,381)
				$(626,127)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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